Annual Fund Operating Expenses - The Snowball ETF [Member]	Mar. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[2]
Component2 Other Expenses	0.83%	[3]
Expenses (as a percentage of Assets)	2.33%

[1]	The Fund's Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Interest expense on borrowings” is based on estimated amounts for the current fiscal year.